CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Revenue from Contract with Customer [Abstract]
Deferred revenues recognized	$ 161
Performance obligations transaction price	$ 10,200